Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment		¥ 541,204			¥ 615,076
Accumulated depreciation and amortization		(138,464)			(199,428)
Property and equipment, net		402,740		$ 59,704	415,648
Depreciation and amortization expenses	¥ 75,775	51,669	¥ 37,436
Electronic devices [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		130,725			148,407
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		4,872			3,479
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		20,760			39,280
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		168,899			211,087
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		17,684			14,560
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		¥ 198,264			¥ 198,263